UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of
BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Mid
Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 800
Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,
08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 01/31/2008

Date of reporting period: 02/01/2008 – 04/30/2008

Item 1 – Schedule of Investments

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments as of April 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.8%	Curtiss-Wright Corp.	98,000	$ 4,654,020
	Spirit Aerosystems Holdings, Inc. Class A (a)	190,100	5,545,217

			10,199,237

Biotechnology - 1.0%	Human Genome Sciences, Inc. (a)(b)	311,400	2,039,670
	PDL BioPharma, Inc.	131,700	1,746,342

			3,786,012

Capital Markets - 3.2%	Invesco Ltd. (c)	156,200	4,006,530
	Investment Technology Group, Inc. (a)	39,400	1,901,444
	TD Ameritrade Holding Corp. (a)	320,200	5,795,620

			11,703,594

Chemicals - 1.9%	Hercules, Inc.	355,800	6,689,040
	Intrepid Potash, Inc. (a)	8,200	389,418

			7,078,458

Commercial Banks - 1.8%	The Colonial BancGroup, Inc. (b)	280,800	2,285,712
	Cullen/Frost Bankers, Inc.	42,000	2,344,440
	First Horizon National Corp. (b)	193,200	2,086,560

			6,716,712

Commercial Services & Supplies - 3.0%	Allied Waste Industries, Inc. (a)	351,800	4,348,248
	Cintas Corp.	218,900	6,481,629

			10,829,877

Communications Equipment - 1.9%	Tellabs, Inc. (a)	1,343,000	6,929,880

Construction & Engineering - 1.0%	URS Corp. (a)	89,700	3,618,498

Containers & Packaging - 0.8%	Smurfit-Stone Container Corp. (a)	541,900	2,942,517

Electrical Equipment - 1.8%	Hubbell, Inc. Class B	144,900	6,481,377

Electronic Equipment & Instruments - 4.1%	Anixter International, Inc. (a)	96,300	5,486,211
	Ingram Micro, Inc. Class A (a)	340,600	5,793,606
	Tech Data Corp. (a)	107,600	3,616,436

			14,896,253

Energy Equipment & Services - 3.2%	BJ Services Co.	271,100	7,663,997
	Rowan Cos., Inc.	107,400	4,187,526

			11,851,523

Health Care Equipment & Supplies - 1.7%	Edwards Lifesciences Corp. (a)	114,400	6,340,048

Health Care Providers & Services - 0.5%	LifePoint Hospitals, Inc. (a)	62,300	1,876,476

Health Care Technology - 0.7%	HLTH Corp. (a)	223,243	2,482,462

Hotels, Restaurants & Leisure - 0.7%	Darden Restaurants, Inc. (b)	73,100	2,600,898

Household Durables - 2.8%	Harman International Industries, Inc.	85,800	3,506,646
	Lennar Corp. Class A (b)	10,200	187,884
	Newell Rubbermaid, Inc.	317,300	6,514,169

			10,208,699

Household Products - 0.7%	Clorox Co.	49,500	2,623,500

IT Services - 2.0%	Convergys Corp. (a)	445,600	7,004,832

Insurance - 5.5%	Conseco, Inc. (a)	537,700	6,264,205
	HCC Insurance Holdings, Inc.	344,600	8,504,728
	Reinsurance Group of America, Inc.	74,900	3,893,302
	RenaissanceRe Holdings Ltd.	27,000	1,388,880

			20,051,115

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments as of April 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Internet Software & Services - 2.3%	CNET Networks, Inc. (a)	1,078,000	$ 8,354,500

Leisure Equipment & Products - 0.5%	Brunswick Corp.	118,400	1,974,912

Life Sciences Tools & Services - 0.3%	Affymetrix, Inc. (a)	100,400	1,095,364

Machinery - 2.9%	Dover Corp.	114,100	5,644,527
	Timken Co.	86,000	3,108,900
	Trinity Industries, Inc.	63,600	1,933,440

			10,686,867

Media - 1.7%	Harte-Hanks, Inc.	444,000	6,065,040

Metals & Mining - 1.5%	Allegheny Technologies, Inc.	26,400	1,817,112
	Nucor Corp.	24,400	1,842,200
	Reliance Steel & Aluminum Co.	29,900	1,817,322

			5,476,634

Multi-Utilities - 7.5%	Alliant Energy Corp.	224,322	8,450,210
	OGE Energy Corp.	320,900	10,490,221
	Wisconsin Energy Corp.	179,100	8,500,086

			27,440,517

Multiline Retail - 1.5%	Dollar Tree, Inc. (a)	69,800	2,205,680
	Saks, Inc. (a)(b)	260,500	3,389,105

			5,594,785

Oil, Gas & Consumable Fuels - 8.1%	Cabot Oil & Gas Corp. Class A	151,800	8,648,046
	Newfield Exploration Co. (a)	127,600	7,752,976
	Noble Energy, Inc.	33,200	2,888,400
	Plains Exploration & Production Co. (a)	167,100	10,406,988

			29,696,410

Paper & Forest Products - 0.5%	Weyerhaeuser Co.	28,200	1,801,416

Personal Products - 1.5%	Alberto-Culver Co.	210,700	5,303,319

Pharmaceuticals - 2.4%	King Pharmaceuticals, Inc. (a)	357,400	3,355,986
	Medicis Pharmaceutical Corp. Class A	258,400	5,323,040

			8,679,026

Real Estate Investment Trusts	Alexandria Real Estate Equities, Inc. (b)	60,700	6,375,321
(REITs) - 5.8%	Brandywine Realty Trust	234,400	4,090,280
	Cousins Properties, Inc. (b)	113,500	2,884,035
	Dupont Fabros Technology, Inc.	274,500	4,941,000
	FelCor Lodging Trust, Inc.	219,600	2,764,764

			21,055,400

Road & Rail - 0.5%	J.B. Hunt Transport Services, Inc. (b)	58,800	1,997,436

Semiconductors & Semiconductor	Broadcom Corp. Class A (a)(b)	126,700	3,289,132
Equipment - 2.4%	Microchip Technology, Inc. (b)	102,300	3,759,525
	Micron Technology, Inc. (a)	235,600	1,818,832

			8,867,489

Software - 4.7%	Cadence Design Systems, Inc. (a)	277,800	3,091,914
	Parametric Technology Corp. (a)	310,000	5,403,300
	TIBCO Software, Inc. (a)	1,136,900	8,720,023

			17,215,237

Specialty Retail - 2.6%	American Eagle Outfitters, Inc.	158,100	2,904,297
	Foot Locker, Inc.	86,800	1,098,020
	The Gap, Inc.	300,100	5,587,862

			9,590,179

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments as of April 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods - 1.6%	Jones Apparel Group, Inc. (b)	207,500	$ 3,284,725
	Phillips-Van Heusen Corp.	65,000	2,743,650

			6,028,375

Thrifts & Mortgage Finance - 2.2%	People's United Financial, Inc.	470,200	7,979,294

Trading Companies & Distributors - 0.9%	United Rentals, Inc. (a)	174,100	3,280,044

	Total Common Stocks - 92.5%		338,404,212

	Exchange-Traded Funds

	iShares Dow Jones US Real Estate Index Fund (b)	31,500	2,169,720
	iShares Russell Midcap Growth Index Fund	26,800	2,908,068
	MidCap SPDR Trust Series 1 (b)	37,300	5,679,298
	SPDR® Gold Shares (a)	33,900	2,942,181

	Total Exchange-Traded Funds - 3.8%		13,699,267

	Total Long-Term Securities
	(Cost - $361,280,162)		352,103,479

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC Cash Sweep
	Series, 3.03% (d)(e)	$ 7,916	7,915,529
	BlackRock Liquidity Series, LLC Money Market
	Series, 2.85% (d)(e)(f)	37,508	37,508,150

	Total Short-Term Securities
	(Cost - $45,423,679) - 12.4%		45,423,679

	Total Investments
	(Cost - $406,703,841*) - 108.7%		397,527,158
	Liabilities in Excess of Other Assets - (8.7%)		(31,783,465)

	Net Assets - 100.0%		$ 365,743,693

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008 as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 413,273,752

Gross unrealized appreciation	$ 28,238,349
Gross unrealized depreciation	(43,984,943)

Net unrealized depreciation	$ (15,746,594)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$1669	$ 30,199
BlackRock Liquidity Series, LLC Money Market Series	$(2,593)	$ 110,646

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc. Schedule of Investments as of April 30, 2008 (Unaudited)

(f) Security was purchased with the cash proceeds from securities loans.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
  Effective February 1, 2008, the BlackRock Mid Cap Value Opportunities Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fairvalues and requires additional disclosures about the use of fair value measurements. Variousupdates are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
  The following table summarizes the inputs used as of April 30, 2008 in determining thefair valuation of the Fund's investments:
Valuation	Investments in	Other Financial
Inputs	Securities	Instruments

Level 1	$ 352,103,479		-
Level 2	45,423,679		-
Level 3	-		-

Total	$ 397,527,158	$ -

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940
Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and
Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

Date: June 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

Date: June 23, 2008